PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Loss from disposition of property, plant and equipment	$ 1,075,490		$ 15,306		$ 327,921
Impairment of fixed assets
Depreciation expense	2,711,240		3,251,711		$ 3,375,875
Dongguan Rural Commercial Bank [Member]
Property, Plant and Equipment [Line Items]
Long-term bank loans borrowed	4,600,000
Secured loans	4,600,000
Dongguan Jiasheng [Member]
Property, Plant and Equipment [Line Items]
Estimated budgeted costs			$ 36,300,000	¥ 263,500,000
Payments to acquire assets	36,000,000.0	¥ 261,800,000
Dongguan Jiasheng [Member] | Warehouse Construction [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire assets	$ 200,000	¥ 1,700,000